Growth Fund
Growth Fund Fund Summaries
INVESTMENT OBJECTIVE
The Growth Fund is a stock fund that seeks to provide long-term capital appreciation through investments in common stocks of growth companies.
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Growth Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Growth Fund
Management Fees		0.65%
Other Expenses		0.39%
Total Annual Fund Operating Expenses		1.04%
Expenses waived by RE Advisers	[1]	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver		0.95%
[1]	Expenses are waived pursuant to an expense limitation agreement between RE Advisers and the Fund. The contractual waiver is for a one-year period ending April 30, 2015. At that time, RE Advisers may revise, renew or discontinue the waiver.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Growth Fund	97	322	565	1,263

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In taking a growth approach to investment selection, the Fund primarily will invest (at least 65% of net assets) in the common stocks of large companies. A large company is defined as one whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index (“Russell Index”), a widely used benchmark of the largest domestic growth stocks (the median market capitalization as of December 31, 2013, was approximately $8.0 billion, and is subject to change). The market capitalization of the companies in the Fund’s portfolio and the Russell Index will change over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level.

The approach of the Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), generally is to look for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.

While most assets typically will be invested in U.S. common stocks, the Fund may invest in foreign stocks in keeping with its investment objective.
PRINCIPAL RISKS
As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Equity Investment Risk    Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Manager Risk    The chance the subadviser’s decisions, particularly security selection, will cause the Fund to underperform similar investments.

Style Risk    The chance that returns on stocks within the growth style in which the Fund invests will trail returns of stocks representing other styles or the market overall. Growth stocks can be volatile, as these companies usually invest a high portion of earnings in their business and therefore may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Information Technology Sector Risk    The chance that information technology companies facing intense competition could potentially face rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.

Health Care Sector Risk    The chance that because companies in the health care sector are subject to extensive government regulation their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of health care through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Non-Diversified Risk The Fund is classified as “non-diversified.” Although T. Rowe Price generally does not intend to invest greater than 5% of the Fund’s assets in the securities of a single issuer, the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited. The Fund therefore is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests than a diversified fund.
PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 1-800-258-3030.
CALENDAR YEAR TOTAL RETURNS
[1]	For periods prior to December 5, 2008, the performance information for the Growth Fund (formerly the Nasdaq-100 Index Tracking Stock℠ Fund) reflects its previous investment strategy of matching, as closely as possible, before expenses, the performance of the Nasdaq-100 Index®.

AVERAGE ANNUAL TOTAL RETURNS periods ended 12/31/13
Average Annual Total Returns		1 Year	5 Year	10 Year
Growth Fund	[1]	43.40%	23.67%	8.72%
Growth Fund Returns after taxes on distributions	[1]	42.22%	22.90%	7.97%
Growth Fund Returns after taxes on distributions and sale of fund shares	[1]	25.42%	19.60%	7.02%
Growth Fund Russell 1000 Growth Index	[1]	33.48%	20.39%	7.83%
Growth Fund Standard & Poor's 500 Stock Index	[1]	32.39%	17.94%	7.41%
[1]	For periods prior to December 5, 2008, the performance information for the Growth Fund (formerly the Nasdaq-100 Index Tracking Stock℠ Fund) reflects its previous investment strategy of matching, as closely as possible, before expenses, the performance of the Nasdaq-100 Index®.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q4 2012 19.54% Worst Quarter: Q4 2008 -21.77%